INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES [Abstract]
INCOME TAXES
9.	INCOME TAXES

The income tax provision differs from expected amounts calculated by applying Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	December 31,	December 31,	December 31,
	2021 $	2020 $	2019 $
Net loss for the year	(4,102,608)	(4,874,082)	(4,610,512)
Statutory income tax rate	27%	27%	27%

Expected income tax recovery	(1,107,704)	(1,316,002)	(1,244,838)
Permanent differences	74,003	120,014	205,553
Change in unrecognized deferred assets	1,033,701	1,195,988	1,039,285
Income tax recovery	-	-	-

Temporary differences that give rise to the following deferred tax assets and liabilities are:

	December 31,	December 31,	December 31,
	2021 $	2020 $	2019 $
Deferred tax assets
Non-capital tax loss carry forwards	4,311,488	3,440,372	2,260,154
Other	-	64,347	109,482
Share issuance costs	13,648	43,527	43,527
	4,325,136	3,548,246	2,413,163
Valuation allowance	(4,325,136)	(3,548,246)	(2,413,163)
	-	-	-

As at December 31, 2021, the Company has approximately $15,968,000 of non-capital losses in Canada that may be used to offset future taxable income, expiring between 2026 and 2040.